Share-based compensation (Tables)	12 Months Ended
Jan. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	average
	Number of	average	remaining life	Aggregate
	options	exercise price	(years)	intrinsic value
Outstanding, January 31, 2013	90,635,375	$0.047		$-

Granted	7,423,624	0.026
Cancelled	(12,582,875)	0.041
Exercised	-	-
Outstanding, January 31, 2014	85,476,124	$0.047		$-

Granted	-	-
Cancelled	(54,750)	6.710
Exercised	-	-
Outstanding, January 31, 2015	85,421,374	$0.042	1.27	$-

Exercisable, January 31, 2015	84,010,886	$0.042	1.14	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
		Expected
	Expected	dividend		Risk-free interest
Grant date	volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%
September 5, 2013	221%	0%	6.25 years	2.15%	20%

Schedule of Share-based Compensation, Activity [Table Text Block]
	January 31, 2015	January 31, 2014
Geological and geophysical costs	$4,728	$2,610
Salaries and benefits	4,728	236,509
Investor relations	1,776	1,503
General and administrative	-	-
	$11,232	$240,622

Schedule of Share-based Compensation, Non-vested Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	average
	Number of	average	remaining life	Aggregate
	options	exercise price	(years)	intrinsic value
Outstanding, January 31, 2013	903,500	$0.376		$-
Granted	-	-
Expired	-	-
Outstanding, January 31, 2014	903,500	$0.376		$-
Granted	-	-
Expired	(40,000)	1.678
Outstanding, January 31, 2015	863,500	$0.316	1.67	$-

Exercisable, January 31, 2015	863,500	$0.316	1.67	$-